RECENT REAL ESTATE TRANSACTIONS (Details Narrative)				3 Months Ended		12 Months Ended
	Jan. 14, 2026 USD ($) Integer	Feb. 06, 2025 USD ($) Integer	Dec. 31, 2024 USD ($) Integer	Mar. 31, 2026 USD ($) Integer	Mar. 31, 2025 USD ($) Integer	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($) Integer
Gain (loss) on sale of properties				$ 172,096	$ 240,899	$ 950,434	$ 3,426,572
Discontinued Operations, Disposed of by Sale [Member]
Number of real estate properties | Integer			51	5	6	20	51
Real estate property, consideration transferred, total					$ 2,800,000	$ 9,800,000	$ 24,800,000
Payments to acquire residential real estate				$ 2,300,000
Gain (loss) on sale of properties			$ 3,400,000	$ 200,000	$ 200,000	$ 1,000,000.0
Model Home [Member]
Number of real estate properties			19	0	12	22	19
Real estate property, consideration transferred, total					$ 4,300,000	$ 9,400,000	$ 9,700,000
Payments to acquire residential real estate					3,000,000.0	2,800,000	3,000,000.0
Notes payable					$ 1,300,000
Model Home [Member] | Mortgage Notes [Member]
Notes payable			$ 6,700,000			$ 6,600,000	$ 6,700,000
Commercial Property [Member]
Number of real estate properties | Integer	1	2		8		10
Real estate property, consideration transferred, total	$ 4,700,000	$ 15,900,000
Gain (loss) on sale of properties	$ 3,400,000	$ 4,500,000